Income Tax - Summary of Breakdown of Income Tax Liability (Detail) - USD ($) $ in Millions		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Breakdown of Income Tax Liability [Abstract]
Income tax liability, non-current		$ 830	[1]	$ 2	$ 4
Income tax liability, current	[2]	$ 73		$ 126	$ 31

[1]	Includes 828 corresponding to the remaining payments of the regularization plan associated with the calculation of tax loss carryforwards for the 2024 fiscal period as of December 31, 2025.
[2]	Includes 50 corresponding to the 12 payments of the regularization plan associated with the calculation of tax loss carryforwards for the 2024 fiscal period as of December 31, 2025. Likewise, includes the provision associated with the charge of current income tax net of unused tax credits and existing tax loss carryforwards.